Timothy Plan High Yield Bond Fund
High Yield Bond Fund <br /><br />CLASS A: TPHAX | CLASS C: TPHCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 84 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees  <br/>(Fees paid directly from your investment)
Shareholder Fees - Timothy Plan High Yield Bond Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finder's fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses  <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan High Yield Bond Fund	Class A	Class C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.44%	2.19%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Timothy Plan High Yield Bond Fund - USD ($)	Class A	Class C
1 Year	$ 590	$ 322
3 Years	885	685
5 Years	1,201	1,175
10 Years	$ 2,097	$ 2,524

Expense Example, No Redemption	Timothy Plan High Yield Bond Fund Class C USD ($)
1 Year	$ 222
3 Years	685
5 Years	1,175
10 Years	$ 2,524

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
  To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade (“junk” bonds), meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities.
  In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.
  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.
  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  High Yield Security Risk | Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

  Credit Risk | High Yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s (“junk” bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares  <br/> (for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-09	Sept-15
27.25%	-4.78%

Average Annual Total Returns <br/>(for periods ending on December 31, 2018)
Average Annual Total Returns - Timothy Plan High Yield Bond Fund		1 Year	5 Years	10 Years
Class A	[1]	(8.95%)	1.00%	8.08%
Class A | Return after taxes on distributions	[1],[2]	(10.40%)	(0.74%)	5.94%
Class A | Return after taxes on distributions and sale of shares	[1],[2]	5.27%	(0.02%)	5.54%
Class A | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	(2.08%)	3.83%	11.12%
Class C		(6.28%)	1.14%	7.86%
Class C | Return after taxes on distributions	[2]	(7.47%)	(0.24%)	6.06%
Class C | Return after taxes on distributions and sale of shares	[2]	(3.70%)	0.26%	5.54%
Class C | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	(2.08%)	3.83%	11.12%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, BB+ or lower by S&P, below investment grade by Fitch Investor's Service or if unrated, previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.